SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Total Assets

Total Assets	December 31,
	2022	2021	2020
Macau:
Mocha and Other	$122,499	$121,214	$132,304
Altira Macau	239,575	266,161	307,657
City of Dreams	2,641,875	2,942,233	3,288,051
Studio City	3,924,262	3,668,526	3,407,884

Sub-total	6,928,211	6,998,134	7,135,896

The Philippines:
City of Dreams Manila	381,579	576,794	613,664

Cyprus:
Cyprus Operations	565,663	451,771	326,047

Corporate and Other	1,426,331	856,991	945,360

Total consolidated assets	$9,301,784	$8,883,690	$9,020,967

Capital Expenditures

Capital Expenditures	Year Ended December 31,
	2022	2021	2020
Macau:
Mocha and Other	$1,704	$1,368	$3,490
Altira Macau	3,303	6,123	11,519
City of Dreams	21,684	52,520	119,014
Studio City	429,362	505,783	214,625

Sub-total	456,053	565,794	348,648

The Philippines:
City of Dreams Manila	4,986	22,912	15,622

Cyprus:
Cyprus Operations	131,419	186,361	74,523

Corporate and Other	5,956	7,083	25,460

Total capital expenditures	$598,414	$782,150	$464,253

Results of Operations of Segments
The Company’s segment information and reconciliation to net loss attributable to Melco Resorts & Entertainment Limited is as follows:

	Year Ended December 31,
	2022	2021	2020
Operating revenues
Macau:
Mocha and Other	$76,403	$84,954	$65,322
Altira Macau	32,615	56,205	108,854
City of Dreams	559,684	1,146,919	985,619
Studio City	175,983	372,277	266,522

Sub-total	844,685	1,660,355	1,426,317

The Philippines:
City of Dreams Manila	396,392	268,597	224,688

Cyprus:
Cyprus Operations	91,255	52,631	51,005

Corporate and Other	17,645	30,773	25,913

Total operating revenues	$1,349,977	$2,012,356	$1,727,923

Adjusted property EBITDA (1)
Macau:
Mocha and Other	$10,291	$17,054	$3,560
Altira Macau	(43,020)	(53,974)	(58,773)
City of Dreams	(32,160)	201,954	(1,326)
Studio City	(105,164)	(20,490)	(79,000)

Sub-total	(170,053)	144,544	(135,539)

The Philippines:
City of Dreams Manila	146,926	88,962	28,983

Cyprus:
Cyprus Operations	23,696	1,593	2,280

Total adjusted property EBITDA	569	235,099	(104,276)

Operating costs and expenses:
Payments to the Philippine Parties	(28,894)	(26,371)	(12,989)
Pre-opening costs	(15,585)	(4,157)	(1,322)
Development costs	—	(30,677)	(25,616)
Amortization of gaming subconcession	(32,785)	(57,276)	(57,411)
Amortization of land use rights	(22,662)	(22,832)	(22,886)
Depreciation and amortization	(466,492)	(499,739)	(538,233)
Land rent to Belle	(2,318)	(2,848)	(3,195)
Share-based compensation	(71,809)	(67,957)	(54,392)
Property charges and other	(39,982)	(30,575)	(47,223)
Corporate and Other expenses	(63,147)	(70,118)	(73,014)

Total operating costs and expenses	(743,674)	(812,550)	(836,281)

Operating loss	$(743,105)	$(577,451)	$(940,557)

	Year Ended December 31,
	2022	2021	2020
Non-operating income (expenses):
Interest income	$26,458	$6,618	$5,134
Interest expenses, net of amounts capitalized	(376,722)	(350,544)	(340,839)
Other financing costs	(6,396)	(11,033)	(7,955)
Foreign exchange gains (losses), net	3,904	4,566	(2,079)
Other income (expenses), net	3,930	3,082	(150,969)
Loss on extinguishment of debt	—	(28,817)	(19,952)
Costs associated with debt modification	—	—	(310)

Total non-operating expenses, net	(348,826)	(376,128)	(516,970)

Loss before income tax	(1,091,931)	(953,579)	(1,457,527)
Income tax (expense) benefit	(5,236)	(2,885)	2,913

Net loss	(1,097,167)	(956,464)	(1,454,614)
Net loss attributable to noncontrolling interests	166,641	144,713	191,122

Net loss attributable to Melco Resorts & Entertainment Limited	$(930,526)	$(811,751)	$(1,263,492)

Note
(1)
“Adjusted property EBITDA” is net loss before interest, taxes, depreciation, amortization, pre-opening
costs, development costs, property charges and other, share-based compensation, payments to the Philippine Parties, land rent to Belle, Corporate and Other expenses, and other non-operating
income and expenses. The Company uses Adjusted property EBITDA to measure the operating performance of Mocha and Other, Altira Macau, City of Dreams, Studio City, City of Dreams Manila and Cyprus Operations and to compare the operating performance of its properties with those of its competitors.

Long-Lived Assets
Long-lived Assets

	December 31,
	2022	2021	2020
Macau	$6,068,502	$6,080,616	$6,054,014
The Philippines	141,765	341,307	369,664
Cyprus	485,570	378,738	232,374
Hong Kong and other foreign countries	29,871	32,972	64,702

Total long-lived assets	$6,725,708	$6,833,633	$6,720,754